Equity Investments Designated at Fair Value Through Other Comprehensive Income - Summary of Equity Investments Designated at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	¥ 995	¥ 1,274
Listed equity investment, at fair value [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	457	496
Listed equity investment, at fair value [member] | Travelsky technology limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	457	496
Unlisted equity investments, at cost [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	538	778
Unlisted equity investments, at cost [member] | Sichuan Airlines Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	194	336
Unlisted equity investments, at cost [member] | Aviation Data Communication Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	182	244
Unlisted equity investments, at cost [member] | Others [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	¥ 162	¥ 198